Retirement plans - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of net defined benefit liability (asset) [line items]
Retirement obligation (asset)	$ 16,798,000	$ 16,973,000
Weighted average duration of defined benefit obligation	6 years
Minimum funding requirement	$ 0	$ 0
Discount rates	5.20%	5.30%
Defined contribution pension plans	$ 12,300,000	$ 11,000,000.0
Discount rate
Disclosure of net defined benefit liability (asset) [line items]
Percentage of reasonably possible increase in actuarial assumption	1.00%
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ 2,300,000
Unfunded | Chile
Disclosure of net defined benefit liability (asset) [line items]
Retirement obligation (asset)	19,200,000	20,200,000
Estimate of contributions expected to be paid to plan for next annual reporting period	11,000,000.0
Unfunded | Egypt
Disclosure of net defined benefit liability (asset) [line items]
Retirement obligation (asset)	1,200,000	2,500,000
Estimate of contributions expected to be paid to plan for next annual reporting period	100,000
Funded
Disclosure of net defined benefit liability (asset) [line items]
Retirement obligation (asset)	(3,700,000)	(5,300,000)
Estimate of contributions expected to be paid to plan for next annual reporting period	0
Funded | Europe
Disclosure of net defined benefit liability (asset) [line items]
Retirement obligation (asset)	(100,000)	$ (400,000)
Estimate of contributions expected to be paid to plan for next annual reporting period	$ 500,000